Note 29 - Exceptional Items From Continuing Operations (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information relating to exceptional items [text block]
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Acquisition—related exceptional items:
Severance and retention costs	1,277	217	825
Onerous lease	1,579	917	—
Professional fees	10,990	1,301	309
Total acquisition-related exceptional items	13,846	2,435	1,134
Other exceptional items:
Goodwill impairment	—	—	32,363
Change in intangible assets lives	—	—	12,027
Restructuring charges	1,361	2,042	595
Severance costs	3,175	768	1,073
Litigation settlement	976	—	—
Total other exceptional items	5,512	2,810	46,058
Remeasurement of deferred consideration	(3,119)	—	—
Total remeasurement of deferred consideration	(3,119)	—	—
Total exceptional items	16,238	5,245	47,192